As filed with the Securities and Exchange Commission on February 20, 2015
File Nos. 333–16093
811–07923

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N–1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post–Effective Amendment No. 75
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 76

CITY NATIONAL ROCHDALE FUNDS
(Formerly, CNI Charter Funds)
(Exact Name of Registrant as Specified in its Charter)

400 North Roxbury Drive
Beverly Hills, California 90210
(Address of Principal Executive Office)

(800) 708-8881
(Registrant’s Telephone Number, Including Area Code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[X]	immediately upon filing pursuant to Rule 485(b)
[ ]	on (date) pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on (date) pursuant to Rule 485(a)(1)

Please Send Copy of Communications to:

MICHAEL GLAZER
Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071

EXPLANATORY NOTE

This Post-Effective Amendment No. 75 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 74 filed January 28, 2015, which became effective January 31, 2015, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, City National Rochdale Funds, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills, the State of California, on this 20th day of February, 2015.

CITY NATIONAL ROCHDALE FUNDS
By:	/s/ Garret D’Alessandro
Garrett D’Alessandro
President, Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on February 20, 2015.

Signature	Title	Date

/s/ Garrett D’Alessandro	President & Chief	February 20, 2015
Garrett D’Alessandro	Executive Officer

/s/ Eric Kleinschmidt	Controller & Chief	February 20, 2015
Eric Kleinschmidt	Operating Officer

/s/ Irwin G. Barnet*	Trustee	February 20, 2015
Irwin G. Barnet

/s/ Vernon C. Kozlen*	Trustee	February 20, 2015
Vernon C. Kozlen

/s/ William R. Sweet*	Trustee	February 20, 2015
William R. Sweet

/s/ James R. Wolford*	Trustee	February 20, 2015
James R. Wolford

/s/ Daniel A. Hanwacker*	Trustee	February 20, 2015
Daniel A. Hanwacker

/s/ Jay C. Nadel*	Trustee	February 20, 2015
Jay C. Nadel

/s/ Andrew S. Clare*	Trustee	February 20, 2015
Andrew S. Clare

/s/ Jon C. Hunt*	Trustee	February 20, 2015
Jon C. Hunt

* By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro, Attorney-in-Fact, pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase